Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to OCI (Detail) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax	$ 44,994
Other comprehensive income (loss), before tax	18,732	$ (6,159)	$ (5,992)
Other comprehensive income (loss), tax	(4,490)	1,888	1,928
Total other comprehensive income (loss), net of tax	$ 14,242	$ (4,271)	$ (4,064)
Effective income tax rate	16.10%	21.60%	20.50%	24.00%
Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax	$ 44,974
Other comprehensive income (loss), before tax	18,712	$ (7,872)	$ (8,030)
Other comprehensive income (loss), tax	(4,490)	1,888	1,928
Total other comprehensive income (loss), net of tax	$ 14,222	$ (5,984)	$ (6,102)
Effective income tax rate	13.60%	18.30%	17.70%	24.00%
Net actuarial gain/(loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	$ 59,176	$ (57,539)	$ (71,087)
Other comprehensive income (loss) before reclassifications, tax	(14,202)	13,809	17,061
Other comprehensive income (loss) before reclassifications, net of tax	44,974	(43,730)	(54,026)
Reclassification from AOCI, before Tax	44,597	37,830	23,376
Reclassification from AOCI, tax	(10,703)	(9,079)	(5,610)
Reclassification from AOCI, net of tax	33,894	28,751	17,766
Other comprehensive income (loss), before tax	44,597
Other comprehensive income (loss), tax	(10,703)
Total other comprehensive income (loss), net of tax	33,894
Net actuarial gain/(loss) | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	44,597
Other comprehensive income (loss), tax	(10,703)
Total other comprehensive income (loss), net of tax	33,894
Amortization of prior service cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	959	1,155	1,271
Reclassification from AOCI, tax	(230)	(277)	(305)
Reclassification from AOCI, net of tax	729	878	966
Other comprehensive income (loss), before tax	959
Other comprehensive income (loss), tax	(230)
Total other comprehensive income (loss), net of tax	729
Amortization of prior service cost | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	959
Other comprehensive income (loss), tax	(230)
Total other comprehensive income (loss), net of tax	729
Prior service cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	0	0	(1,878)
Other comprehensive income (loss) before reclassifications, tax	0	0	452
Other comprehensive income (loss) before reclassifications, net of tax	0	0	(1,426)
Regulatory adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	(88,194)	7,435	36,944
Reclassification from AOCI, tax	21,167	(1,785)	(8,867)
Reclassification from AOCI, net of tax	(67,027)	5,650	28,077
Other comprehensive income (loss), before tax	(88,194)
Other comprehensive income (loss), tax	21,167
Total other comprehensive income (loss), net of tax	(67,027)
Regulatory adjustment | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	(88,194)
Other comprehensive income (loss), tax	21,167
Total other comprehensive income (loss), net of tax	(67,027)
Defined Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	59,176
Other comprehensive income (loss) before reclassifications, tax	(14,202)
Other comprehensive income (loss) before reclassifications, net of tax	44,974
Other comprehensive income (loss), before tax	16,538	(11,119)	(11,374)
Other comprehensive income (loss), tax	(3,968)	2,668	2,731
Total other comprehensive income (loss), net of tax	12,570	(8,451)	(8,643)
Defined Benefit Plans | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	59,176
Other comprehensive income (loss) before reclassifications, tax	(14,202)
Other comprehensive income (loss) before reclassifications, net of tax	44,974
Other comprehensive income (loss), before tax	16,538
Other comprehensive income (loss), tax	(3,968)
Total other comprehensive income (loss), net of tax	12,570
FSIRS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	2,174	3,247	3,344
Reclassification from AOCI, tax	(522)	(780)	(803)
Reclassification from AOCI, net of tax	1,652	2,467	2,541
Other comprehensive income (loss), before tax	2,174	3,247	3,344
Other comprehensive income (loss), tax	(522)	(780)	(803)
Total other comprehensive income (loss), net of tax	1,652	2,467	2,541
FSIRS | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	2,174
Reclassification from AOCI, tax	(522)
Reclassification from AOCI, net of tax	1,652
Other comprehensive income (loss), before tax	2,174
Other comprehensive income (loss), tax	(522)
Total other comprehensive income (loss), net of tax	1,652
Foreign currency items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	20	1,713	2,038
Other comprehensive income (loss) before reclassifications, tax	0	0	0
Other comprehensive income (loss) before reclassifications, net of tax	$ 20	$ 1,713	$ 2,038